Interest Expense and Related Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Text Block [Abstract]
Interest Expense and Related Charges
7.	INTEREST EXPENSE AND RELATED CHARGES

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Interest paid/accrued post-Emergence	$52	$—	$157	$—
Interest paid/accrued on debtor-in-possession financing	—	38	—	76
Adequate protection amounts paid/accrued	—	331	—	977
Unrealized mark-to-market net (gains) losses on interest rate swaps	(3)	—	3	—
Reversal of debt extinguishment gain	21	—	—	—
Capitalized interest	(1)	(2)	(5)	(9)
Other	7	4	14	5

Total interest expense and related charges	$76	$371	$169	$1,049

Successor

During the three and nine months ended September 30, 2017, interest expense and related charges totaled $76 million and $169 million, respectively. The weighted average interest rate applicable to the Vistra Operations Credit Facilities, taking into account the interest rate swaps discussed in Note 9, was 4.57% and 4.61% for the three and nine months ended September 30, 2017, respectively.

During the three months ended September 30, 2017, we identified and corrected an error that understated interest expense and related charges by $22 million for both the three months ended March 31, 2017 and the six months ended June 30, 2017. In February 2017, certain pricing terms for the Vistra Operations Credit facility were amended. This amendment was accounted for as an extinguishment of debt in the three months ended March 31, 2017. In the current period, we determined that the amendment should have been accounted for as a modification of debt. During the three months ended March 31, 2017, we recognized a noncash debt extinguishment gain totaling $21 million. The amendment should have been recorded as a net charge to interest expense totaling $1 million. Because the error and the correction of the error were not material to the previously issued condensed consolidated financial statements for the three months ended March 31, 2017 and the six months ended June 30, 2017, or to the condensed consolidated financial statements for the three months ended September 30, 2017, we have corrected the error in our condensed consolidated financial statements for the current period.

Predecessor

Interest expense for the three and nine months ended September 30, 2016 reflects interest paid and accrued on debtor-in-possession financing (see Note 9) and adequate protection amounts paid and accrued, as approved by the Bankruptcy Court in June 2014 for the benefit of secured creditors in exchange for their consent to the senior secured, super-priority liens contained in the DIP Facility. The interest rate applicable to the adequate protection amounts paid/accrued for the nine months ended September 30, 2016 was 4.95%.

The Bankruptcy Code generally restricts payment of interest on pre-petition debt, subject to certain exceptions. Other than amounts ordered or approved by the Bankruptcy Court, effective on the Petition Date, our Predecessor discontinued recording interest expense on outstanding pre-petition debt classified as LSTC. The table below shows contractual interest amounts, which are amounts due under the contractual terms of the outstanding debt, including debt subject to compromise during the Chapter 11 Cases. Interest expense reported in our condensed statements of consolidated income (loss) does not include contractual interest on pre-petition debt classified as LSTC totaling $213 million and $640 million for the three and nine months ended September 30, 2016, respectively, which had been stayed by the Bankruptcy Court effective on the Petition Date. Adequate protection amounts paid/accrued presented below excludes interest paid/accrued on TCEH first-lien interest rate and commodity hedge claims totaling $16 million and $47 million for the three and nine months ended September 30, 2016, respectively, as such amounts are not included in contractual interest amounts below.

	Predecessor
	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016
Contractual interest on debt classified as LSTC	$528	$1,570
Adequate protection amounts paid/accrued	315	930

Contractual interest on debt classified as LSTC not paid/accrued	$213	$640

11. INTEREST EXPENSE AND RELATED CHARGES

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Interest paid/accrued post-Emergence	$51	$—	$—	$—
Interest paid/accrued on debtor-in-possession financing	—	76	63	37
Adequate protection amounts paid/accrued	—	977	1,233	828
Interest paid/accrued on pre-petition debt (a)	—	1	4	878
Noncash realized net loss on termination of interest rate swaps (offset in unrealized net gain) (Note 17)	—	—	—	1,225
Unrealized mark-to-market net (gain) loss on interest rate swaps	11	—	—	(1,290)
Amortization of debt issuance, amendment and extension costs and premiums/discounts	(1)	4	—	86
Dividends on mandatorily redeemable preferred stock	2	—	—	—
Capitalized interest	(3)	(9)	(11)	(17)
Other	—	—	—	2

Total interest expense and related charges	$60	$1,049	$1,289	$1,749

(a)	Includes amounts related to interest rate swaps totaling $193 million for the year ended December 31, 2014. Of the $193 million, $127 million is included in the liability arising from the termination of TCEH interest swaps as discussed in Note 17.

Predecessor

Interest expense for the Predecessor period from January 1, 2016 through October 2, 2016, the year ended December 31, 2015 and the post-petition period ended December 31, 2014 reflects interest paid and accrued on debtor-in-possession financing (see Note 13), adequate protection amounts paid and accrued, as approved by the Bankruptcy Court in June 2014 for the benefit of secured creditors of (a) $22.616 billion principal amount of outstanding borrowings from the TCEH Senior Secured Facilities, (b) $1.750 billion principal amount of outstanding TCEH Senior Secured Notes and (c) the $1.243 billion net liability related to the TCEH first lien interest rate swaps and natural gas hedging positions terminated shortly after the Bankruptcy Filing (see Note 2), in exchange for their consent to the senior secured, super-priority liens contained in the DIP Facility and any diminution in value of their interests in the pre-petition collateral from the Petition Date. The interest rates applicable to the adequate protection amounts paid/accrued was 4.95%, 4.69% and 4.65% (one-month LIBOR plus 4.50%) for the Predecessor period from January 1, 2016 through October 2, 2016, the year ended December 31, 2015 and the post-petition period ended December 31, 2014, respectively. As of the Effective Date, amounts of adequate protection payments were re-characterized as payments of principal.

The Bankruptcy Code generally restricts payment of interest on pre-petition debt, subject to certain exceptions. Other than amounts ordered or approved by the Bankruptcy Court, effective on the Petition Date, our Predecessor discontinued recording interest expense on outstanding pre-petition debt classified as LSTC. The table below shows contractual interest amounts, which were amounts due under the contractual terms of the outstanding debt, including debt subject to compromise during the Chapter 11 Cases. Interest expense reported in the statements of consolidated income (loss) does not include contractual interest on pre-petition debt classified as LSTC totaling $640 million, $897 million and $604 million for the Predecessor period from January 1, 2016 through October 2, 2016, the year ended December 31, 2015 and the post-petition period ended December 31, 2014, respectively, which had been stayed by the Bankruptcy Court effective on the Petition Date. Adequate protection paid/accrued presented below excludes interest paid/accrued on the TCEH first-lien interest rate and commodity hedge claims (see Note 17) totaling $47 million, $60 million and $40 million for the Predecessor period from January 1, 2016 through October 2, 2016, the year ended December 31, 2015 and the post-petition period ended December 31, 2014, respectively, as such amounts are not included in contractual interest amounts below. All adequate protection payments ceased as of the Emergence Date.

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Contractual interest on debt classified as LSTC	$1,570	$2,070	$1,392
Adequate protection amounts paid/accrued	930	1,173	788

Contractual interest on debt classified as LSTC not paid/accrued	$640	$897	$604